SUBSEQUENT EVENTS (Details Textual) (USD $)	12 Months Ended	1 Months Ended
	Dec. 31, 2013	Jan. 31, 2014 Subsequent Event [Member] MB Technology Holdings LLC [Member]
Subsequent Event [Line Items]
Proceeds from Related Party Debt	$ 2,727,000	$ 1,350,000